S000059365 [Member] Investment Strategy - Western Asset Total Return ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund will seek its investment objective by investing at least 80% of its assets in a portfolio comprised of fixed income securities, debt instruments, derivatives, equity securities of any type acquired in reorganizations of issuers of fixed income securities or debt instruments (“work out securities”), non‑convertible preferred securities, warrants, cash and cash equivalents, foreign currencies, and exchange-traded funds (“ETFs”) that provide exposure to these investments (“Principal Investments”). Debt instruments include loans and similar debt instruments.
As part of its 80% policy, the fund intends to invest in derivatives that (i) provide exposure to the Principal Investments, (ii) are used to risk manage the fund’s holdings, and/or (iii) are used to enhance returns. The risk management uses of derivatives will include managing (i) investment-related risks, (ii) risks due to fluctuations in securities prices, interest rates, or currency exchanges rates, (iii) risks due to the credit-worthiness of an issuer, and (iv) the effective duration of the fund’s portfolio. The types of derivatives in which the fund will invest include swaps and security-based swaps, futures and options on futures, currency forwards, swaptions and currency options and security options. As a result of the fund’s use of derivatives and to serve as collateral, the fund may also hold significant amounts of U.S. Treasury securities, cash and cash equivalents and foreign currencies in which certain derivatives are denominated.
The types of fixed income securities in which the fund may invest include corporate debt securities, U.S. and non‑U.S. government securities, asset-backed securities (“ABS”), mortgage-backed securities (“MBS”) (including commercial MBS (“CMBS”), residential MBS (“RMBS”) and non‑agency collateralized mortgage obligations (“CMOs”)), collateralized debt obligations (“CDOs”) and mortgage dollar rolls. The fixed income securities and debt instruments in which the fund may invest may pay fixed, variable or floating rates of interest. The fund will not invest more than 20% of its portfolio in ABS and non‑agency, non‑government sponsored enterprise and privately-issued MBS or more than 10% of the fund’s total assets in CDOs. The fund will also not invest more than 20% of its total assets in junior loans (e.g., debt instruments that are unsecured and subordinated).
Although the fund may invest in securities and debt instruments of any maturity, the fund expects the normal range of the fund’s effective duration to be approximately 2 to 9 years. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).
The fund may invest up to 30% of its assets in below investment grade fixed income securities or debt instruments. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (“NRSRO”) (e.g., BBB‑ or higher or Baa3 or higher) or, if unrated, securities of comparable quality at the time of purchase (as determined by the subadviser). Securities rated below investment grade (e.g., BB+ to D or Baa1 to C) or, if unrated, securities of comparable quality at the time of purchase (as determined by the subadviser) are commonly known as “junk bonds” or “high yield securities.”
The fund may invest in securities issued by both U.S. and non‑U.S. issuers (including issuers in emerging markets), but the fund will not invest more than 30% of its total assets in securities or debt instruments of non‑U.S. issuers or more than 25% of its total assets directly in non‑U.S. dollar denominated securities or debt instruments. For purposes of these limitations only, derivatives, warrants and U.S.-listed ETFs that provide indirect exposure to the investments described above will not be counted by the fund in calculating its holdings in non‑U.S. issuers or in non‑U.S. dollar denominated securities or debt instruments.